Summary of Significant Accounting Policies (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2021
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of cash balances by geographic area
Country:	June 30, 2022		September 30, 2021
United States	$11,812	51.0%	$327,443	92.1%
United Kingdom	11,156	48.2%	28,056	7.9%
Malta	174	0.8%	174	0.0%
Total cash	$23,142	100.0%	$355,673	100.0%

Country:	September 30, 2021		September 30, 2020
United States	$327,443	92.1%	$82,675	99.8%
England	28,056	7.9%	—	—
Malta	174	0.0%	174	0.2%
Total cash	$355,673	100.0%	$82,849	100.0%

Schedule of revenues are disaggregated by segment
	Years Ended September 30,
Revenue Stream	2021	2020
General support services	$19,200,000	$19,200,000
Financial services	86,964	—
Total revenues	$19,286,964	$19,200,000

Schedule of diluted net income (loss) per share
	Years Ended September 30,
	2021	2020
Stock options	1,000,000	—
Convertible preferred stock	1,250,000	1,250,000
Potentially dilutive securities	2,250,000	1,250,000

Schedule of revenues are disaggregated by segment
	Three Months Ended June 30,		Nine Months Ended June 30,
Revenue Stream	2022	2021	2022	2021
General support services	$4,800,000	$4,800,000	$14,400,000	$14,400,000
Financial services	352,192	41,602	970,224	41,602
Total revenues	$5,152,192	$4,841,602	$15,370,224	$14,441,602

Schedule of securities that were excluded from the diluted per share calculation because the effect of including these potential shares was antidilutive
	Three Months Ended June 30,		Nine Months Ended June 30,
	2022	2021	2022	2021
Stock options	5,850,000	—	5,850,000	—
Convertible preferred stock	—	1,250,000	—	1,250,000
Potentially dilutive securities	5,850,000	1,250,000	5,850,000	1,250,000

Brilliant Acquisition Corp [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of ordinary shares reflected in the balance sheets
Ordinary shares subject to possible redemption as of January 1, 2021	$46,000,000
Add: Accretion of carrying value to redemption value	7,687
Add: Reclassification of temporary equity	1,380,000
Ordinary shares subject to possible redemption as of December 31, 2021	$47,387,687

Less: Redemption of 633,792 shares	(6,529,259)
Add: Accretion of carrying value to redemption value	56,651
Add: Reclassification of temporary equity	634,594
Ordinary shares subject to possible redemption as of June 30, 2022	$41,549,673

Gross proceeds	$46,000,000
Less: proceeds allocated to public warrants	(1,380,000)
Less: ordinary share issuance costs	(2,007,079)
Add: Accretion of carrying value to redemption value	3,387,079
Ordinary shares subject to possible redemption as of December 31, 2020	$46,000,000

Add: Accretion of carrying value to redemption value	7,687
Add: Reclassification of temporary equity	1,380,000
Ordinary shares subject to possible redemption as of December 31, 2021	47,387,687

Schedule of loss per ordinary share
	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Net loss	$(35,544)	$(21,345)	$(495,827)	$(41,718)
Weighted average shares outstanding, basic and diluted	5,477,208	6,111,000	5,755,372	6,111,000
Basic and diluted net loss per ordinary share	$(0.01)	$(0.00)	$(0.09)	$(0.01)

	Years Ended December 31,
	2021	2020
Net loss	$(599,127)	$(317,737)
Weighted average shares outstanding, basic and diluted	6,111,000	3,697,454
Basic and diluted net loss per ordinary share	$(0.10)	$(0.09)